Quarterly Report
March 31, 2022
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.5% †
Apparel Retail - 2.0%
Ross Stores Inc.	839,800	$75,968,308
Application Software - 3.3%
salesforce.com Inc. (a)	308,249	65,447,428
Splunk Inc. (a)	377,922	56,162,988
		121,610,416
Biotechnology - 1.4%
Vertex Pharmaceuticals Inc. (a)	196,242	51,213,275
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	93,900	51,224,328
Data Processing & Outsourced Services - 7.9%
Fidelity National Information Services Inc.	663,949	66,673,759
Mastercard Inc., Class A	309,300	110,537,634
Visa Inc., Class A	524,900	116,407,073
		293,618,466
Diversified Banks - 2.6%
JPMorgan Chase & Co.	699,721	95,385,967
Financial Exchanges & Data - 1.7%
S&P Global Inc.	151,000	61,937,180
Healthcare Equipment - 1.8%
Boston Scientific Corp. (a)	1,483,003	65,682,203
Home Improvement Retail - 2.1%
Lowe's Companies Inc.	394,049	79,672,767
Hotels, Resorts & Cruise Lines - 1.5%
Marriott International Inc., Class A (a)	311,400	54,728,550
Industrial Conglomerates - 2.0%
Honeywell International Inc.	385,200	74,952,216
Industrial Gases - 1.3%
Air Products & Chemicals Inc.	196,800	49,182,288
Industrial Machinery - 2.2%
Parker-Hannifin Corp.	293,800	83,368,688
Interactive Media & Services - 10.2%
Alphabet Inc., Class C (a)	63,300	176,796,267
Alphabet Inc., Class A (a)	29,300	81,493,555
Meta Platforms Inc., Class A (a)	532,692	118,449,393
		376,739,215
Internet & Direct Marketing Retail - 5.4%
Amazon.com Inc. (a)	61,100	199,182,945
Investment Banking & Brokerage - 2.0%
The Charles Schwab Corp.	897,600	75,676,656
Life Sciences Tools & Services - 0.7%
IQVIA Holdings Inc. (a)	114,600	26,496,666
Managed Healthcare - 2.9%
UnitedHealth Group Inc.	214,356	109,315,129
Movies & Entertainment - 2.6%
Netflix Inc. (a)	101,700	38,095,803
	Number of Shares	Fair Value
The Walt Disney Co. (a)	432,500	$59,321,700
		97,417,503
Oil & Gas Exploration & Production - 3.5%
ConocoPhillips	1,298,900	129,890,000
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	892,583	56,036,361
Pharmaceuticals - 6.8%
Elanco Animal Health Inc. (a)	1,751,685	45,701,462
Johnson & Johnson	726,200	128,704,426
Merck & Company Inc.	956,776	78,503,471
		252,909,359
Property & Casualty Insurance - 2.1%
Chubb Ltd.	363,700	77,795,430
Regional Banks - 3.6%
First Republic Bank	441,400	71,550,940
Regions Financial Corp.	2,770,000	61,660,200
		133,211,140
Semiconductor Equipment - 1.9%
Applied Materials Inc.	523,100	68,944,580
Semiconductors - 5.9%
Advanced Micro Devices Inc. (a)	498,700	54,527,858
QUALCOMM Inc.	665,000	101,625,300
Texas Instruments Inc.	333,661	61,220,120
		217,373,278
Specialized REITs - 2.1%
American Tower Corp.	313,829	78,840,121
Systems Software - 7.4%
Microsoft Corp.	895,835	276,194,889
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	1,181,000	206,214,410
Trading Companies & Distributors - 2.1%
United Rentals Inc. (a)	220,867	78,454,167
Trucking - 1.0%
Lyft Inc., Class A (a)	942,100	36,176,640
Total Common Stock (Cost $1,962,662,714)		3,655,413,141
Short-Term Investments - 1.2%
State Street Institutional Treasury Money Market Fund - Premier Class 0.17% (b)(c)	22,290,969	22,290,969
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (b)(c)	21,954,749	21,954,749
Total Short-Term Investments (Cost $44,245,718)		44,245,718
Total Investments (Cost $2,006,908,432)		3,699,658,859
Other Assets and Liabilities, net - 0.3%		11,528,423
NET ASSETS - 100.0%		$3,711,187,282

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
March 31, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,655,413,141	$—	$—	$3,655,413,141
Short-Term Investments	44,245,718	—	—	44,245,718
Total Investments in Securities	$3,699,658,859	$—	$—	$3,699,658,859

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	7,320,718	$7,320,718	$59,124,007	$44,153,756	$—	$—	22,290,969	$22,290,969	$1,808
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,984,701	6,984,701	59,123,805	44,153,757	—	—	21,954,749	21,954,749	2,788
TOTAL		$14,305,419	$118,247,812	$88,307,513	$—	$—		$44,245,718	$4,596
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
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